RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2025
RESTRICTED CASH
Schedule of restricted cash resources

	12/31/2025	12/31/2024
Current
Itaipu Agreement	449,147	286,601
Guarantee account – compulsory loan	66,747	70,112
Loans and financing reserve – AXIA Energia Nordeste	37,748	31,968
RGR resources	45,790	40,960
Others	60,827	79,093
	660,259	508,734

Non-current
Fundo de Energia do Sudeste e Centro-Oeste - FESC	1,605,632	1,430,650
Fundo de Energia do Nordeste	929,994	829,410
Loans and financing reserve – MESA	528,825	563,708
Loans and financing reserve – AXIA Energia Sul	103,066	121,233
Loans and financing reserve – AXIA Energia Nordeste	62,675	95,722
Loans and financing reserve – Teles Pires	65,011	—
Others	141,601	130,026
	3,436,804	3,170,749

	4,097,063	3,679,483